Capital Group International Equity Fund
Capital Group International Equity Fund
Private Client Services FundsSM Prospectus Supplement April 1, 2017 (for prospectus dated January 1, 2017)

1.	The “Fees and expenses of the fund” section of the summary prospectus and prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” and “Example” tables in their entirety with the following. Except as indicated below each table, footnotes in the summary prospectus and prospectus remain unchanged.

Capital Group International Equity Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Group International Equity Fund Share class
Management fees	0.65%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.65%
[1]	Restated to reflect current fees.

Example
Expense Example	1 year	3 years	5 years	10 years
Capital Group International Equity Fund | Share class | USD ($)	66	208	362	810

Keep this supplement with your prospectus.